UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22369

Western Asset Mortgage Defined Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888)777-0102

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

FORM N-Q

SEPTEMBER 30, 2010

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Mortgage-Backed Securities — 1.4%
Bayview Commercial Asset Trust, 2004-3 A1	0.626%	1/25/35	$945,790	$782,725	(a)(b)
GS Mortgage Securities Corp., 2010-C1 X	1.725%	8/10/43	17,194,943	1,667,134	(a)(b)
Morgan Stanley Capital I, 1999-LIFE E	7.065%	4/15/33	1,104,084	1,107,734	(b)
Total Commercial Mortgage-Backed Securities (Cost — $3,369,955)				3,557,593
Residential Mortgage-Backed Securities — 65.2%
ABFS Mortgage Loan Trust, 2002-3 M1	5.902%	9/15/33	1,510,000	1,172,882
Accredited Mortgage Loan Trust, 2003-3 A1	4.460%	1/25/34	2,181,081	1,758,944	(c)
American Home Mortgage Assets, 2005-2 2A1A	3.326%	1/25/36	1,454,714	690,984	(b)
American Home Mortgage Investment Trust, 2005-1 6A	2.534%	6/25/45	204,254	175,209	(b)
American Home Mortgage Investment Trust, 2005-SD1 1A1	0.706%	9/25/35	653,083	351,884	(a)(b)
American Home Mortgage Investment Trust, 2007-2 2A	0.656%	3/25/47	4,783,434	552,573	(b)
American Home Mortgage Investment Trust, 2007-A 4A	0.706%	7/25/46	671,882	234,687	(a)(b)
Ameriquest Mortgage Securities Inc., 2005-R1 M1	0.706%	3/25/35	2,825,996	2,371,050	(b)(c)
ARM Trust, 2005-5 1A1	2.620%	9/25/35	466,406	326,877	(b)
ARM Trust, 2005-10 1A21	3.042%	1/25/36	691,375	483,109	(b)
ARM Trust, 2005-12 5A1	0.506%	3/25/36	632,289	348,768	(b)
ARM Trust, 2007-1 1A1	3.518%	3/25/37	910,792	481,662	(b)
Banc of America Funding Corp., 2004-C 3A1	3.453%	12/20/34	1,395,264	1,155,855	(b)
Banc of America Funding Corp., 2006-5 4A5	6.000%	9/25/36	3,600,000	3,054,850	(c)
Banc of America Funding Corp., 2006-D 6A1	5.595%	5/20/36	3,036,175	2,026,135	(b)
Banc of America Funding Corp., 2006-F 1A1	5.069%	7/20/36	1,482,353	1,305,528	(b)
Banc of America Funding Corp., 2006-H 3A1	6.035%	9/20/46	526,154	458,292	(b)
Banc of America Funding Corp., 2007-A 2A1	0.417%	2/20/47	736,523	517,798	(b)
Banc of America Funding Corp., 2007-E CA9	5.924%	7/20/47	5,229,612	1,436,247	(b)
Banc of America Mortgage Securities Inc., 2005-E 2A7	2.866%	6/25/35	700,000	570,986	(b)
Bayview Financial Acquisition Trust, 2005-B M1	0.706%	4/28/39	3,490,000	2,640,948	(b)(c)
Bayview Financial Acquisition Trust, Series 2007-A, Class 2A	0.606%	5/28/37	3,104,183	1,789,527	(b)
Bayview Financial Asset Trust, 2007-SR1A M2	1.156%	3/25/37	4,679,919	2,339,960	(a)(b)(d)
Bayview Financial Asset Trust, 2007-SR1A M3	1.406%	3/25/37	3,243,243	1,297,297	(a)(b)(d)
Bear Stearns Alt-A Trust, 2005-2 2A4	3.007%	4/25/35	316,730	256,007	(b)
Bear Stearns Alt-A Trust, 2005-3 4A3	2.762%	3/25/35	691,611	491,511	(b)
Bear Stearns Alt-A Trust, 2005-4 24A1	5.253%	5/25/35	925,285	799,580	(b)
Bear Stearns Alt-A Trust, 2005-9 25A1	5.573%	11/25/35	797,151	603,320	(b)
Bear Stearns Alt-A Trust, 2006-2 23A1	5.226%	3/25/36	2,949,184	1,553,040	(b)
Bear Stearns ARM Trust, 2005-1 2A1	3.118%	3/25/35	892,259	735,764	(b)
Bear Stearns ARM Trust, 2005-6 1A1	2.937%	8/25/35	267,316	196,303	(b)
Bear Stearns Asset Backed Securities Trust, 2003-SD2 1A	4.297%	6/25/43	116,849	111,546	(b)
Bear Stearns Asset Backed Securities Trust, 2005-CL1 A1	0.756%	9/25/34	294,500	240,288	(b)
Chase Funding Mortgage Loan Asset-Backed Certificates, 2002-1 1A5	6.595%	2/25/32	489,308	522,721
Chase Mortgage Finance Corp., 2005-A2 1A5	5.361%	1/25/36	4,000,000	3,185,528	(b)(c)
Chase Mortgage Finance Corp., 2006-S3 2A1	5.500%	11/25/21	1,440,347	1,355,749	(c)
Chevy Chase Mortgage Funding Corp., 2006-2A A1	0.386%	4/25/47	434,291	208,322	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	3.207%	12/25/35	647,298	428,336	(b)
Citigroup Mortgage Loan Trust Inc., 2006-AR5 2A1A	2.913%	7/25/36	1,304,048	639,452	(b)
Citigroup Mortgage Loan Trust Inc., 2007-6 1A1A	3.102%	5/25/37	881,360	450,877	(b)
Citigroup Mortgage Loan Trust Inc., 2007-AR8 1A1A	5.553%	8/25/47	597,625	466,075	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities — continued
Citigroup Mortgage Loan Trust Inc., 2007-SHL1 A	0.656%	11/25/46	$964,272	$501,214	(a)(b)
Countrywide Alternative Loan Trust, 2005-14 3A1	3.422%	5/25/35	756,364	379,959	(b)
Countrywide Alternative Loan Trust, 2005-3CB 1A6	6.894%	3/25/35	2,072,990	279,984	(b)
Countrywide Alternative Loan Trust, 2005-7CB 1A3	6.344%	4/25/35	6,495,375	886,870	(b)
Countrywide Alternative Loan Trust, 2005-J8 2A1	5.000%	6/25/20	469,761	422,713
Countrywide Alternative Loan Trust, 2005-J10 1A1	0.756%	10/25/35	574,571	410,550	(b)
Countrywide Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	300,000	205,295
Countrywide Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	2,748,556	2,315,738
Countrywide Asset-Backed Certificates, 2003-5 AF5	5.739%	2/25/34	300,206	267,858
Countrywide Home Loans, 2005-18 A7	18.820%	10/25/35	154,977	171,462	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-2 2A1	0.576%	3/25/35	237,935	150,846	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-7 2A1	0.566%	3/25/35	577,001	353,223	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-9 1A1	0.556%	5/25/35	308,415	193,740	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HY10 1A1	3.615%	2/20/36	542,323	307,441	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HYB6 1A1	2.827%	10/20/35	1,812,843	1,162,079	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-J2 3A10	47.781%	8/25/35	157,184	272,191	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.616%	3/25/35	316,755	261,471	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R2 2A3	8.000%	6/25/35	290,699	264,515	(a)
Countrywide Home Loans Mortgage Pass-Through Trust, 2006-3 2A1	0.506%	3/25/36	1,129,404	705,862	(b)
Credit Suisse First Boston Mortgage Securities Corp., 2005-10 3A3	5.500%	11/25/35	1,350,000	1,094,388
Credit Suisse First Boston Mortgage Securities Corp., 2005-10 12A1	5.250%	11/25/20	653,351	631,338
Credit Suisse Mortgage Capital Certificates, 2006-8 2A1	5.500%	10/25/21	4,229,842	3,721,517	(c)
Credit-Based Asset Servicing and Securitization LLC, 2004-CB2 M1	0.776%	7/25/33	777,640	552,704	(b)
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2005-AR2 3A1	2.950%	10/25/35	2,360,307	1,483,154	(b)
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2006-AR1 2A1	3.066%	2/25/36	400,253	241,891	(b)
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2007-1 2A1	0.356%	8/25/37	984,935	629,711	(b)
Deutsche Mortgage Securities Inc., 2005-WF1 1A3	5.200%	6/26/35	2,200,000	1,962,822	(a)(b)(c)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR2 2A1A	0.467%	3/19/45	844,872	514,908	(b)
First Horizon Alternative Mortgage Securities, 2005-AA6 3A1	2.374%	8/25/35	2,043,406	1,517,211	(b)(c)
First Horizon Alternative Mortgage Securities, 2006-FA6 2A1	6.250%	11/25/36	499,233	404,375
First Horizon Alternative Mortgage Securities, 2006-FA8 1A8	0.626%	2/25/37	876,626	465,476	(b)
First Horizon Mortgage Pass-Through Trust, 2005-AR4 2A1	3.051%	10/25/35	1,180,657	953,766	(b)
Greenpoint Mortgage Funding Trust, 2006-AR3 4A1	0.466%	4/25/36	1,992,388	1,184,574	(b)
Greenpoint Mortgage Funding Trust, 2006-AR5 A1A	0.336%	10/25/46	309,681	283,230	(b)
GSMPS Mortgage Loan Trust, 2004-4 2A1	4.548%	6/25/34	429,085	377,493	(a)(b)
GSMPS Mortgage Loan Trust, 2005-LT1 A1	0.486%	2/25/35	472,495	392,171	(a)(b)(d)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities — continued
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.606%	9/25/35	$434,240	$366,221	(a)(b)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	900,086	837,899	(a)
GSR Mortgage Loan Trust, 2005-3F 1A15	22.871%	3/25/35	409,503	469,075	(b)
GSR Mortgage Loan Trust, 2005-AR3 3A1	2.911%	5/25/35	528,768	404,695	(b)
GSR Mortgage Loan Trust, 2005-AR4 2A1	2.899%	7/25/35	801,201	573,897	(b)
GSR Mortgage Loan Trust, 2005-AR5 1A1	3.022%	10/25/35	395,528	297,660	(b)
GSR Mortgage Loan Trust, 2006-10F 4A2	6.394%	1/25/37	3,715,137	577,932	(b)
Home Equity Asset Trust, 2004-2 M1	1.051%	7/25/34	580,665	432,704	(b)
Home Equity Asset Trust, 2005-3 M2	0.696%	8/25/35	1,010,000	963,402	(b)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	5.722%	1/25/37	762,544	512,950	(b)
IMPAC Secured Assets Corp., 2006-1 1A2B	0.456%	5/25/36	290,144	129,582	(b)
IMPAC Secured Assets Corp., 2007-1 A2	0.416%	3/25/37	1,200,000	571,057	(b)
Indymac Inda Mortgage Loan Trust, 2007-AR3 1A1	5.702%	7/25/37	366,145	298,640	(b)
Indymac Inda Mortgage Loan Trust, 2007-AR7 1A1	5.953%	11/25/37	72,749	62,858	(b)
Indymac Index Mortgage Loan Trust, 2004-AR13 1A1	3.106%	1/25/35	238,644	176,360	(b)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	5.090%	9/25/35	263,768	209,203	(b)
Indymac Index Mortgage Loan Trust, 2005-AR31 3A1	5.166%	1/25/36	686,766	431,369	(b)
Indymac Index Mortgage Loan Trust, 2006-AR4 A1A	0.466%	5/25/46	694,609	394,607	(b)
Indymac Index Mortgage Loan Trust, 2006-AR7 3A1	5.443%	5/25/36	1,122,515	637,645	(b)
Indymac Index Mortgage Loan Trust, 2006-AR7 5A1	5.112%	3/25/36	1,076,778	607,724	(b)
Indymac Index Mortgage Loan Trust, 2006-AR9 3A3	5.428%	6/25/36	1,594,045	1,233,986	(b)
Indymac Index Mortgage Loan Trust, 2006-AR11 1A1	2.824%	6/25/36	904,285	496,651	(b)
Indymac Index Mortgage Loan Trust, 2006-AR25 4A3	4.821%	9/25/36	2,990,000	1,294,380	(b)
Indymac Index Mortgage Loan Trust, 2007-AR05 2A1	5.185%	5/25/37	4,959,780	2,749,794	(b)(c)
Indymac Index Mortgage Loan Trust, 2007-AR15 2A1	5.307%	8/25/37	707,403	453,091	(b)
JPMorgan Alternative Loan Trust, 2006-A4 A7	6.300%	9/25/36	1,000,000	513,554	(b)
JPMorgan Alternative Loan Trust, 2006-S3 A3A	6.000%	8/25/36	2,000,000	1,608,694	(c)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	6.145%	3/25/37	1,246,022	810,881	(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	2,232,081	1,569,853
JPMorgan Mortgage Trust, 2006-S2 1A24	5.000%	7/25/36	599,278	524,057
JPMorgan Mortgage Trust, 2006-S2 2A1	5.000%	7/25/36	408,308	375,418
JPMorgan Mortgage Trust, 2006-S2 2A2	5.875%	7/25/36	544,985	519,249
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	549,650	527,052
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	142,649	137,267
JPMorgan Mortgage Trust, 2007-S3 2A3	6.000%	8/25/22	226,281	218,330
Lehman Mortgage Trust, 2006-3 2A1	0.616%	7/25/36	7,781,055	3,728,137	(b)
Lehman Mortgage Trust, 2006-3 2A2	6.884%	7/25/36	8,785,988	1,307,443	(b)
Lehman XS Trust, 2005-9N 1A1	0.526%	2/25/36	519,918	311,798	(b)
Lehman XS Trust, 2006-14N 3A2	0.376%	8/25/36	588,768	275,717	(b)
Lehman XS Trust, 2006-19 A4	0.426%	12/25/36	1,011,296	503,711	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	3.651%	10/25/34	331,263	282,239	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-13 3A7	2.903%	11/21/34	600,000	546,904	(b)(c)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.752%	12/25/34	156,160	115,802	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1	0.466%	4/25/46	624,076	344,878	(b)
MASTR Alternative Loans Trust, 2006-2 2A4	6.894%	3/25/36	3,048,562	599,057	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities — continued
MASTR Reperforming Loan Trust, 2006-2 1A1	5.622%	5/25/36	$3,019,180	$2,880,577	(a)(b)(c)
Merrill Lynch Mortgage Investors Trust, 2005-A2 A5	2.799%	2/25/35	650,000	597,648	(b)(c)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	5.928%	3/25/36	184,099	124,712	(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 2A2	2.943%	8/25/34	781,671	700,722	(b)
Morgan Stanley Mortgage Loan Trust, 2005-5AR 4A1	5.428%	9/25/35	91,588	69,864	(b)
Morgan Stanley Mortgage Loan Trust, 2006-3AR 1A3	0.516%	3/25/36	1,357,890	649,124	(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.326%	6/25/36	532,399	267,365	(b)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	5.617%	11/25/37	3,173,213	2,023,336	(b)(c)
Nomura Asset Acceptance Corp., 2004-R1 A1	6.500%	3/25/34	236,677	238,123	(a)(c)
Park Place Securities Inc., 2004-WCW1 M2	0.936%	9/25/34	4,900,000	4,367,838	(b)(c)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	1,923,935	1,702,279	(a)
RAAC Series, 2006-RP3 A	0.526%	5/25/36	1,405,326	801,433	(a)(b)
RAAC Series, 2007-RP2 A	0.606%	2/25/46	691,992	367,951	(a)(b)
RAAC Series, 2007-RP3 A	0.636%	10/25/46	2,062,754	1,234,480	(a)(b)
RAAC Series, 2007-SP1 A2	0.606%	3/25/37	3,000,000	2,335,086	(b)(c)
RAAC Series, 2007-SP3 A1	1.456%	9/25/47	1,036,928	797,753	(b)
Renaissance Home Equity Loan Trust, 2002-3 A	1.016%	12/25/32	1,629,564	1,197,286	(b)(c)
Renaissance Home Equity Loan Trust, 2006-2 AV3	0.496%	8/25/36	800,000	432,892	(b)
Residential Accredit Loans Inc., 2006-QA1 A11	3.789%	1/25/36	1,339,288	717,977	(b)
Residential Accredit Loans Inc., 2006-QA1 A31	6.167%	1/25/36	4,572,991	2,779,882	(b)(c)
Residential Accredit Loans Inc., 2006-QA4 A	0.436%	5/25/36	952,807	438,648	(b)
Residential Accredit Loans Inc., 2007-QA2 A1	0.386%	2/25/37	1,165,820	641,291	(b)
Residential Asset Securitization Trust, 2005-A05 A1	0.556%	5/25/35	1,193,028	1,000,200	(b)
Residential Asset Securitization Trust, 2005-A05 A2	4.944%	5/25/35	3,935,442	344,019	(b)
Residential Asset Securitization Trust, 2005-A13 1A3	0.726%	10/25/35	484,082	348,184	(b)
Residential Asset Securitization Trust, 2005-A13 1A4	4.774%	10/25/35	484,082	60,815	(b)
Residential Asset Securitization Trust, 2006-A1 1A6	0.756%	4/25/36	3,205,881	2,019,134	(b)(c)
Residential Asset Securitization Trust, 2006-A1 1A7	5.244%	4/25/36	3,205,881	364,063	(b)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	952,850	709,387
Residential Funding Mortgage Securities I, 2006-SA2 4A1	5.854%	8/25/36	1,480,271	1,324,465	(b)
Residential Funding Securities LLC, 2003-RP2 A1	0.706%	6/25/33	103,096	80,507	(a)(b)
Structured ARM Loan Trust, 2004-07 A3	0.746%	6/25/34	279,990	219,419	(b)
Structured ARM Loan Trust, 2004-16 1A2	2.666%	11/25/34	994,676	798,917	(b)
Structured ARM Loan Trust, 2004-18 1A2	2.726%	12/25/34	1,044,460	835,340	(b)
Structured ARM Loan Trust, 2005-01 1A1	2.823%	2/25/35	2,220,644	1,595,071	(b)
Structured ARM Loan Trust, 2005-04 1A1	2.907%	3/25/35	435,576	288,057	(b)
Structured ARM Loan Trust, 2005-04 3A1	2.857%	3/25/35	181,580	143,136	(b)
Structured ARM Loan Trust, 2005-04 5A	5.477%	3/25/35	1,112,414	1,029,127	(b)
Structured ARM Loan Trust, 2005-07 1A3	2.680%	4/25/35	232,985	171,873	(b)
Structured ARM Loan Trust, 2005-12 3A1	2.534%	6/25/35	278,402	201,995	(b)
Structured ARM Loan Trust, 2005-15 1A1	2.636%	7/25/35	608,701	438,236	(b)
Structured ARM Loan Trust, 2006-1 5A2	4.797%	2/25/36	550,000	343,812	(b)
Structured ARM Loan Trust, 2006-4 4A1	5.583%	5/25/36	1,033,999	814,749	(b)
Structured ARM Loan Trust, 2006-8 3A5	5.375%	9/25/36	2,470,000	1,777,159	(b)
Structured ARM Loan Trust, 2007-7 1A1	0.556%	8/25/37	3,125,402	2,029,641	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities — continued
Structured Asset Investment Loan Trust, 2003-BC10 A4	1.256%	10/25/33	$860,000	$715,594	(b)
Structured Asset Mortgage Investments Inc., 2006-AR5 4A1	0.476%	5/25/46	970,368	520,388	(b)
Structured Asset Securities Corp., 2003-37A 3A7	2.483%	12/25/33	562,926	501,621	(b)(c)
Structured Asset Securities Corp., 2004-NP1 A	0.656%	9/25/33	460,714	391,607	(a)(b)(c)(d)
Structured Asset Securities Corp., 2005-2XS 1A5B	4.650%	2/25/35	3,289,738	2,914,395	(c)
Structured Asset Securities Corp., 2005-4XS 3A4	4.790%	3/25/35	2,710,000	2,523,803	(c)
Structured Asset Securities Corp., 2005-5 2A2	5.500%	4/25/35	500,000	416,175
Structured Asset Securities Corp., 2005-RF1 A	0.606%	3/25/35	162,527	134,337	(a)(b)
Structured Asset Securities Corp., 2005-RF2 A	0.606%	4/25/35	155,038	129,249	(a)(b)
Structured Asset Securities Corp., 2006-RF3 1A1	6.000%	10/25/36	227,425	230,855	(a)
Structured Asset Securities Corp., 2006-RF4 2A1	6.000%	10/25/36	192,007	171,488	(a)
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.188%	9/25/37	1,746,141	1,664,970	(b)(c)
Truman Capital Mortgage Loan Trust, 2006-1 A	0.516%	3/25/36	495,141	299,024	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	3.804%	10/20/35	505,985	479,573	(b)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A3	3.804%	10/20/35	1,450,000	1,243,211	(b)
Wachovia Mortgage Loan Trust LLC, 2006-ALT1 A2	0.436%	1/25/37	1,699,176	976,088	(b)
WaMu Alternative Mortgage Pass-Through Certificates, 2006-5 1A1	0.856%	7/25/36	320,869	178,121	(b)
WaMu Alternative Mortgage Pass-Through Certificates, 2007-3 A9	6.404%	4/25/37	10,113,618	1,762,938	(b)
WaMu Inc. Pass-Through Certificates, 2007-HY3 4A1	5.178%	3/25/37	356,875	303,510	(b)
WaMu Mortgage Pass-Through Certificates, 2004-AR10 A3	0.863%	7/25/44	207,162	168,936	(b)
WaMu Mortgage Pass-Through Certificates, 2005-07 1A6	47.231%	9/25/35	127,821	188,036	(b)
WaMu Mortgage Pass-Through Certificates, 2005-09 5A4	34.054%	11/25/35	251,372	353,792	(b)
WaMu Mortgage Pass-Through Certificates, 2005-10 2A3	1.156%	11/25/35	461,276	276,241	(b)
WaMu Mortgage Pass-Through Certificates, 2005-AR05 A5	2.703%	5/25/35	3,400,000	3,075,616	(b)(c)
WaMu Mortgage Pass-Through Certificates, 2005-AR05 A6	2.703%	5/25/35	550,000	514,842	(b)
WaMu Mortgage Pass-Through Certificates, 2005-AR14 1A1	4.771%	12/25/35	369,222	353,818	(b)
WaMu Mortgage Pass Through Certificates, 2005-AR18 1A3A	5.140%	1/25/36	440,000	346,753	(b)
WaMu Mortgage Pass-Through Certificates, 2006-AR08 3A2	5.977%	8/25/36	290,000	239,520	(b)
WaMu Mortgage Pass-Through Certificates, 2006-AR10 1A2	5.837%	9/25/36	285,226	258,336	(b)
WaMu Mortgage Pass-Through Certificates, 2006-AR10 A1	0.356%	12/25/36	1,087,180	589,094	(b)
WaMu Mortgage Pass-Through Certificates, 2006-AR16 2A2	5.553%	12/25/36	800,000	654,920	(b)
WaMu Mortgage Pass-Through Certificates, 2007-HY3 1A1	5.432%	3/25/37	1,950,471	1,422,959	(b)
WaMu Mortgage Pass-Through Certificates, 2007-HY6 1A1	5.473%	6/25/37	5,210,771	3,872,371	(b)
WaMu Mortgage Pass-Through Certificates, 2007-HY7 1A1	3.537%	7/25/37	310,814	221,836	(b)
WaMu Mortgage Pass-Through Certificates, 2007-HY7 3A1	5.716%	7/25/37	696,779	557,982	(b)
WaMu Mortgage Pass-Through Certificates, 2007-OA2 1A	1.086%	3/25/47	433,814	271,968	(b)
WaMu Mortgage Pass-Through Certificates, 2007-OA2 2A	3.047%	3/25/47	447,111	271,995	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities — continued
Wells Fargo Mortgage Backed Securities Trust, 2007-8 1A14	38.243%	7/25/37	$558,526	$873,470	(b)
Wells Fargo Mortgage Backed Securities Trust, 2007-8 2A6	6.000%	7/25/37	350,000	300,504
Total Residential Mortgage-Backed Securities (Cost — $159,140,981)				168,387,143
Asset-Backed Securities — 1.6%
Manufactured Housing — 0.8%
Associates Manufactured Housing Pass-Through Certificates, 1997-1 B1	7.600%	6/15/28	502,000	541,698	(b)(e)
Mid-State Trust, 2005-1 M2	7.079%	1/15/40	1,745,007	1,621,671
Total Manufactured Housing				2,163,369
Student Loan — 0.8%
Access Group Inc., 2001 1A2	0.488%	5/25/29	2,098,720	1,950,571	(b)
Total Asset-Backed Securities (Cost — $3,940,105)				4,113,940

			SHARES
PPIP Limited Partnership — 30.6%
RLJ Western Asset Public Private Master Fund, LP (Cost — $72,066,213)			1	78,867,006	(a)(d)(e)
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $238,517,254)				254,925,682

			FACE AMOUNT
Short-Term Investments — 1.2%
Repurchase Agreements — 1.2%
Barclays Capital Inc. repurchase agreement dated 9/30/10; Proceeds at maturity - $2,200,011; (Fully collateralized by U.S. government obligations, 1.125% due 12/15/12; Market value - $2,244,001)	0.180%	10/1/10	$2,200,000	2,200,000

State Street Bank & Trust Co. repurchase agreement dated 9/30/10; Proceeds at maturity - $906,000 (Fully collateralized by U.S. Treasury Notes, 3.125% due 4/30/17; Market Value - $926,458)	0.010%	10/1/10	906,000	906,000
Total Short-Term Investments (Cost — $3,106,000)				3,106,000
TOTAL INVESTMENTS — 100.0% (Cost — $241,623,254#)				$258,031,682

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.
(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(d)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).
(e)	Illiquid security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
	ARM	- Adjustable Rate Mortgage

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Mortgage Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009, and is registered as a non-diversified, limited term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”), consisting primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). The Fund invests at least 80% of its Managed Assets (total assets of the Fund plus any implicit leverage at the Master Fund (defined below) level attributable to the Fund’s investment in the Feeder Fund (defined below)) in MBS directly, and indirectly by investing in a private feeder fund (the “Feeder Fund”) which invests substantially all of its assets available for investment, alongside the U.S. Department of the Treasury (the “Treasury”), in a master fund (the “Master Fund”) that has been organized to invest directly in MBS and other assets eligible for purchase under the Legacy Securities Public-Private Investment Program (“PPIP”). As a secondary investment objective, the Fund will seek capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund’s investment in the Feeder Fund is valued by determining the Fund’s pro rata ownership interest in the net assets of the Master Fund. On a daily basis, the Fund receives the net asset value of the Master Fund, which is used along with other inputs to derive a value for the Fund’s investment in the Feeder Fund.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Commercial mortgage-backed securities	—	$3,557,593	—	$3,557,593
Residential mortgage-backed securities	—	163,966,108	$4,421,035	168,387,143
Asset-backed securities	—	4,113,940	—	4,113,940
PPIP limited partnership	—		78,867,006	78,867,006
Total long-term investments	—	$171,637,641	$83,288,041	$254,925,682
Short-term investments†	—	$3,106,000	—	$3,106,000
Total investments	—	$174,743,641	$83,288,041	$258,031,682

†See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Residential
	Mortgage-	PPIP
	Backed	Limited
INVESTMENTS IN SECURITIES	Securities	Partnership	Total
Balance as of February 24, 2010	—	—	—
Accrued premiums/discounts	$142,073	—	$142,073
Realized gain (loss)	226,960	—	226,960
Change in unrealized appreciation (depreciation)[1]	(121,062)	$6,800,793	6,679,731
Net purchases (sales)	4,173,064	72,066,213	76,239,277
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of September 30, 2010	4,421,035	78,867,006	83,288,041
Net change in unrealized appreciation (depreciation for
investments still held at September 30, 2010[1]	(121,062)	6,800,793	$6,679,731

1 Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a Fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will maintain cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations.

(d) PPIP Investment. On March 23, 2009, the Treasury, in conjunction with the Federal Deposit Insurance Corporation and the Board of Governors of the United States Federal Reserve (the “Federal Reserve”), announced the creation of PPIP. PPIP calls for the creation of public private investment funds, such as the Master Fund, through which privately raised capital and Treasury capital are pooled together to facilitate the purchase of PPIP Eligible Assets. PPIP Eligible Assets are those assets determined by the Treasury, from time to time, to be eligible for investment by the Master Fund. Eligible Assets currently include RMBS and CMBS issued prior to 2009 that were originally rated AAA or that received an equivalent rating by two or more nationally recognized statistical rating organizations without ratings enhancement and that are secured directly by actual mortgage loans, leases or other assets and not other securities (other than certain swap positions, as determined by the Treasury).

Notes to Schedule of Investments (unaudited) (continued)

The Feeder Fund and Master Fund are Delaware limited partnerships formed to provide certain qualified institutional investors with access to PPIP. The Feeder Fund will participate in PPIP by investing all or substantially all of its assets available for investment, alongside the Treasury, in the Master Fund. The Feeder Fund’s investment objective is to generate attractive returns for investors through long term opportunistic investments in PPIP Eligible Assets. The Master Fund has an investment objective that is consistent with that of the Feeder Fund. The Fund’s interests in the Feeder Fund will be substantially identical to those of the other investors in the Feeder Fund in all material respects except with respect to fees payable in connection with PPIP. Investors in the Fund pay a management fee on the Fund’s Managed Assets, which includes total assets attributable to the Fund’s direct investments and its indirect investment in the leveraged Master Fund. The Feeder Fund invests all of its assets in the Master Fund. The Master Fund invests directly in a portfolio of PPIP Eligible Assets and borrows from the Treasury through a senior secured term loan facility. Neither the Feeder Fund nor the Master Fund is registered with the Securities and Exchange Commission as an investment company under the 1940 Act, and neither the Feeder Fund nor the Master Fund’s interests are registered under the Securities Act of 1933, as amended.

On March 12, 2010 the Fund made a subscription for an investment into the Feeder Fund of $68,000,000, $51,000,000 of which was immediately drawn and invested into the Feeder Fund. The Fund made additional investments into the Feeder Fund of $6,800,000, $5,440,000 and $4,760,000 on April 27, 2010, May 20, 2010 and July 6, 2010, respectively. As of September 30, 2010, the Fund had no undrawn capital commitment to the Feeder Fund.

The Fund, as a new investor in the Feeder Fund, was required to pay interest on a portion of its investment into the Feeder Fund at an annual rate equal to the prime rate plus 2%. This interest equivalent or “equalization” payment, which totaled $432,312, compensated prior investors for the use of their contributed capital between prior and subsequent closings and to therefore ensure the equitable treatment of all investors.

(e) Leverage. The Fund may seek to enhance the level of its current distributions to holders of common stock through the use of leverage. The Fund may use leverage directly at the Fund level through borrowings, including loans from certain financial institutions or through a qualified government sponsored program, the use of reverse repurchase agreements and/or the issuance of debt securities (collectively, “Borrowings”), and possibly through the issuance of preferred stock (“Preferred Stock”), in an aggregate amount of up to approximately 33 1/3% of the Fund’s Total Assets immediately after such Borrowings and/or issuances of Preferred Stock. “Total Assets” means net assets of the Fund plus the amount of any Borrowings and assets attributable to Preferred Stock that may be outstanding. Currently, the Fund has no intention to issue notes or debt securities or Preferred Stock. In addition, the Fund may enter into additional reverse repurchase agreements and/or use similar investment management techniques that may provide leverage, but which are not subject to the foregoing 33 1/3% limitation so long as the Fund has covered its commitment with respect to such techniques by segregating liquid assets, entering into offsetting transactions or owning positions covering related obligations.

The Master Fund is expected to borrow money from the Treasury for investment purposes in an amount equal to approximately 50% of the Master Fund’s total assets immediately after giving effect to the borrowing (the “Treasury Debt Financing”). The Master Fund will bear the interest expense and other financing costs arising out of its use of the Treasury Debt Financing. To the extent the Fund invests in the Master Fund, through its investment in the Feeder Fund, the Fund will be subject to the implicit risks (and potential benefits) of such leverage. The Fund will also bear its allocable share of the Master Fund’s cost of leverage. While such implicit leverage will not constitute actual borrowing of the Fund for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), in an effort to mitigate the overall risk of leverage, the Fund does not intend to incur additional direct leverage at the Fund level to the extent that its existing direct leverage at the Fund level and its implicit leverage through its investment in the Master Fund exceeds 33 1/3% of the Fund’s Managed Assets immediately after Borrowings and/or issuances Preferred Stock at the Fund level. “Managed Assets” means the Total Assets of the Fund plus any implicit leverage at the Master Fund level attributable to the Fund’s investment in the Feeder Fund.

(f) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

Notes to Schedule of Investments (unaudited) (continued)

(g) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$17,201,791
Gross unrealized depreciation	(793,363)
Net unrealized appreciation	$16,408,428

Transactions in reverse repurchase agreements for the Fund during the period ended September 30, 2010 were as follows:

Average Daily Balance*	Weighted Average Interest Rate	Maximum Amount Outstanding
$35,493,106	1.41%	$36,786,753

*  Average based on the number of days the Fund had the reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 1.000% to 4.019% for the period February 24, 2010 to September 30, 2010. Interest expense incurred on reverse repurchase agreements totaled $196,192.

At September 30, 2010 the Fund had the following open reverse repurchase agreements:

Security	Face Amount
Reverse Repurchase Agreement with Barclays, dated 5/13/10 bearing 1.472% to be repurchased at $1,684,731 on 10/5/10, collateralized by: $2,825,996 Ameriquest Mortgage Securities Inc.,0.706% due 3/25/35; Market value (including accrued interest) $2,371,383	$1,674,799
Reverse Repurchase Agreement with Barclays, dated 5/13/10 bearing 1.472% to be repurchased at $2,107,972 on 10/5/10, collateralized by: $3,700,000 Park Place Securities Inc., 0.936% due 9/25/34; Market value (including accrued interest) $3,298,741	2,095,545
Reverse Repurchase Agreement with Barclays, dated 5/13/10 bearing 1.472% to be repurchased at $1,576,389 on 11/15/10, collateralized by: $3,490,000 Bayview Financial Acquisition Trust, 0.706% due 4/28/39; Market value (including accrued interest) $2,641,153	1,564,489
Reverse Repurchase Agreement with Barclays, dated 5/13/10 bearing 1.472% to be repurchased at $453,255 on 11/15/10, collateralized by: $600,000 MASTR Adjustable Rate Mortgages Trust, 2.903% due 11/21/34; Market value (including accrued interest) $548,356	449,833

Notes to Schedule of Investments (unaudited) (continued)

Security	Value
Reverse Repurchase Agreement with Barclays, dated 5/13/10 bearing 1.472% to be repurchased at $411,574 on 11/15/10, collateralized by: $650,000 Merrill Lynch Mortgage Investors Trust, 2.799% due 2/25/35; Market value (including accrued interest) $599,166	408,466
Reverse Repurchase Agreement with Barclays, dated 5/13/10 bearing 1.472% to be repurchased at $210,427 on 11/15/10, collateralized by: $236,677 Nomura Asset Acceptance Corp., 6.500% due 3/25/34; Market value (including accrued interest) $239,405	208,839
Reverse Repurchase Agreement with Barclays, dated 5/13/10 bearing 1.472% to be repurchased at $862,067 on 11/15/10, collateralized by: $1,629,564 Renaissance Home Equity Loan Trust, 1.016% due 12/25/32; Market value (including accrued interest) $1,197,562	855,559
Reverse Repurchase Agreement with Barclays, dated 5/13/10 bearing 1.472% to be repurchased at $1,246,313 on 11/15/10, collateralized by: $1,580,000 Structured Asset Securities Corp., 4.790% due 3/25/35; Market value (including accrued interest) $1,477,749	1,236,904
Reverse Repurchase Agreement with Barclays, dated 5/13/10 bearing 1.472% to be repurchased at $428,935 on 11/15/10, collateralized by: $562,926 Structured Asset Securities Corp., 2.483% due 12/25/33; Market value (including accrued interest) $502,786	425,697
Reverse Repurchase Agreement with Barclays, dated 5/13/10 bearing 1.472% to be repurchased at $337,706 on 11/15/10, collateralized by: $460,714 Structured Asset Securities Corp., 0.656% due 9/25/33; Market value (including accrued interest) $391,657	335,157
Reverse Repurchase Agreement with Barclays, dated 5/20/10 bearing 1.788% to be repurchased at $953,848 on 11/22/10, collateralized by: $2,181,081 Accredited Mortgage Loan Trust, 4.460% due 1/25/34; Market value (including accrued interest) $1,767,050	945,119
Reverse Repurchase Agreement with Barclays, dated 5/20/10 bearing 1.788% to be repurchased at $2,316,195 on 11/22/10, collateralized by: $3,600,000 Banc of America Funding Corp., 6.000% due 9/25/36; Market value (including accrued interest) $3,072,850	2,295,000
Reverse Repurchase Agreement with Barclays, dated 5/20/10 bearing 1.788% to be repurchased at $2,034,619 on 11/22/10, collateralized by: $4,000,000 Chase Mortgage Finance Corp., 5.361% due 1/25/36; Market value (including accrued interest) $3,203,397	2,016,000
Reverse Repurchase Agreement with Barclays, dated 5/20/10 bearing 1.788% to be repurchased at $2,155,400 on 11/22/10, collateralized by: $3,252,209 Credit Suisse Mortgage Capital Certificates, 5.500% due 10/25/21; Market value (including accrued interest) $2,876,277	2,135,676

Notes to Schedule of Investments (unaudited) (continued)

Security	Value
Reverse Repurchase Agreement with Barclays, dated 5/20/10 bearing 1.788% to be repurchased at $1,137,027 on 11/22/10, collateralized by: $2,043,406 First Horizon Alternative Mortgage Securities, 2.374% due 8/25/35; Market value (including accrued interest) $1,521,254	1,126,622
Reverse Repurchase Agreement with Barclays, dated 5/20/10 bearing 1.788% to be repurchased at $1,730,315 on 11/22/10, collateralized by: $4,959,780 Indymac Index Mortgage Loan Trust, 5.185% due 5/25/37; Market value (including accrued interest) $2,771,226	1,714,481
Reverse Repurchase Agreement with Barclays, dated 5/20/10 bearing 1.788% to be repurchased at $2,290,460 on 11/22/10, collateralized by: $3,400,000 WaMu Mortgage Pass Through Certificates, 2.703% due 5/25/35; Market value (including accrued interest) $3,083,275	2,269,500
Reverse Repurchase Agreement with Barclays, dated 9/7/10 bearing 4.019% to be repurchased at $2,337,510 on 11/22/10, collateralized by: $3,289,738 Structured Asset Securities Corp., 4.650% due 2/25/35; Market value (including accrued interest) $2,927,143	2,317,845
Reverse Repurchase Agreement with Credit Suisse, dated 8/18/10 bearing 1.000% to be repurchased $1,156,885 on 11/16/10, collateralized by: $1,440,347 Chase Mortgage Finance Corp., 5.500% due 11/25/21; Market value (including accrued interest) $1,362,351	1,154,000
Reverse Repurchase Agreement with Credit Suisse, dated 8/18/10 bearing 1.000% to be repurchased $1,328,313 on 11/16/10, collateralized by: $2,200,000 Deutsche Mortgage Securities Inc., 5.200% due 6/26/35; Market value (including accrued interest) $1,972,356	1,325,001
Reverse Repurchase Agreement with Credit Suisse, dated 8/18/10 bearing 1.000% to be repurchased $1,585,955 on 11/16/10, collateralized by: $3,205,881 Residential Asset Securitization Trust, 0.756% due 4/25/36; Market value (including accrued interest) $2,019,538	1,582,000
Reverse Repurchase Agreement with Credit Suisse, dated 8/18/10 bearing 1.000% to be repurchased $534,332 on 11/16/10, collateralized by: $900,000 JPMorgan Alternative Loan Trust, 6.000% due 8/25/36; Market value (including accrued interest) $725,937	533,000
Reverse Repurchase Agreement with Credit Suisse, dated 8/18/10 bearing 1.000% to be repurchased $1,441,596 on 11/16/10, collateralized by: $3,383,000 MASTR Reperforming Loan Trust, 5.622% due 5/25/36; Market value (including accrued interest) $1,995,282	1,438,001
Reverse Repurchase Agreement with Credit Suisse, dated 8/18/10 bearing 1.000% to be repurchased $1,452,621 on 11/16/10, collateralized by: $3,173,213 Morgan Stanley Mortgage Loan Trust, 5.617% due 11/25/37; Market value (including accrued interest) $2,038,190	1,448,999

Notes to Schedule of Investments (unaudited) (continued)

Security	Value
Reverse Repurchase Agreement with Credit Suisse, dated 8/18/10 bearing 1.000% to be repurchased $1,669,163 on 11/16/10, collateralized by: $3,000,000 RAAC Series, 0.606% due 3/25/37; Market value (including accrued interest) $2,335,389	1,665,000
Reverse Repurchase Agreement with Credit Suisse, dated 8/18/10 bearing 1.000% to be repurchased $2,052,118 on 11/16/10, collateralized by: $4,572,991 Residential Accredit Loans Inc., 6.167% due 1/25/36; Market value (including accrued interest) $2,803,383	2,047,000
Reverse Repurchase Agreement with Credit Suisse, dated 8/18/10 bearing 1.000% to be repurchased $1,310,267 on 11/16/10, collateralized by: $1,746,141 Thornburg Mortgage Securities Trust, 6.188% due 9/25/37; Market value (including accrued interest) $1,673,974	1,307,000

Total Reverse Repurchase Agreements (Proceeds — $36,575,532)	$36,575,532

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Mortgage Defined Opportunity Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: November 23, 2010